Average Annual Total Returns			12 Months Ended	60 Months Ended	112 Months Ended
		Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.40%
ICE BofA U.S. High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.20%	4.03%	5.44%
Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.50%	3.83%	4.75%
Performance Inception Date		Aug. 31, 2015
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	0.98%	2.09%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.59%	1.65%	2.46%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.52%	4.38%	4.87%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.26%	5.14%	5.66%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			8.29%	5.21%	5.75%

[1]	The Fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.